Immaterial Error Corrections (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Land	$ 3,505	$ 3,803
Long term assets	38,082	44,587
Land [Member]
Long term assets	952
Water Assets [Member]
Long term assets	952
Adjustment [Member]
Land	952	$ 952
Notes payable discontinued operation	$ 798